UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     August 06, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $135,715 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1900    40607 SH       OTHER                   40607        0        0
ADOBE SYS INC                  COM              00724F101     1789    67705 SH       OTHER                   67705        0        0
AETNA INC NEW                  COM              00817Y108     1303    49395 SH       OTHER                   49395        0        0
AIR PRODS & CHEMS INC          COM              009158106     1965    30318 SH       OTHER                   30318        0        0
ALLSTATE CORP                  COM              020002101     2267    78910 SH       OTHER                   78910        0        0
AMGEN INC                      COM              031162100     1767    33599 SH       OTHER                   33599        0        0
ANADARKO PETE CORP             COM              032511107     1301    36054 SH       OTHER                   36054        0        0
APACHE CORP                    COM              037411105     1840    21854 SH       OTHER                   21854        0        0
APPLE INC                      COM              037833100     3447    13706 SH       OTHER                   13706        0        0
AT&T INC                       COM              00206R102     2119    87606 SH       OTHER                   87606        0        0
BANK OF AMERICA CORPORATION    COM              060505104      199    13826 SH       SOLE                    13826        0        0
BB&T CORP                      COM              054937107      528    20086 SH       OTHER                   20086        0        0
BECTON DICKINSON & CO          COM              075887109     1823    26959 SH       OTHER                   26959        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2230    55332 SH       OTHER                   55332        0        0
CATERPILLAR INC DEL            COM              149123101     2331    38807 SH       OTHER                   38807        0        0
CHEVRON CORP NEW               COM              166764100      234     3454 SH       OTHER                    3454        0        0
CISCO SYS INC                  COM              17275R102     2291   107518 SH       OTHER                  107518        0        0
COCA COLA CO                   COM              191216100      200     4000 SH       OTHER                    4000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1280    77914 SH       OTHER                   77914        0        0
CONOCOPHILLIPS                 COM              20825C104     2153    43849 SH       OTHER                   43849        0        0
CVS CAREMARK CORPORATION       COM              126650100     1946    66357 SH       OTHER                   66357        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2020    64135 SH       OTHER                   64135        0        0
E M C CORP MASS                COM              268648102     2222   121403 SH       OTHER                  121403        0        0
EATON CORP                     COM              278058102      425     6494 SH       SOLE                     6494        0        0
EXELON CORP                    COM              30161N101     2504    65936 SH       OTHER                   65936        0        0
EXXON MOBIL CORP               COM              30231G102     3596    63004 SH       OTHER                   63004        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      221    17620 SH       SOLE                    17620        0        0
FRANKLIN RES INC               COM              354613101     2035    23605 SH       OTHER                   23605        0        0
GENERAL ELECTRIC CO            COM              369604103     2170   150467 SH       OTHER                  150467        0        0
GENERAL MLS INC                COM              370334104     2289    64450 SH       OTHER                   64450        0        0
GILEAD SCIENCES INC            COM              375558103     1457    42497 SH       OTHER                   42497        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1972    15026 SH       OTHER                   15026        0        0
HALLIBURTON CO                 COM              406216101     2045    83283 SH       OTHER                   83283        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      178    11669 SH       OTHER                   11669        0        0
HEWLETT PACKARD CO             COM              428236103     2114    48845 SH       OTHER                   48845        0        0
HOME DEPOT INC                 COM              437076102     1942    69196 SH       OTHER                   69196        0        0
HONEYWELL INTL INC             COM              438516106     2059    52757 SH       OTHER                   52757        0        0
INTEL CORP                     COM              458140100     2315   119041 SH       OTHER                  119041        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2849    23076 SH       OTHER                   23076        0        0
JOHNSON & JOHNSON              COM              478160104     2043    34598 SH       OTHER                   34598        0        0
KIMBERLY CLARK CORP            COM              494368103     2189    36109 SH       OTHER                   36109        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1621    22881 SH       OTHER                   22881        0        0
MCDONALDS CORP                 COM              580135101     1987    30162 SH       OTHER                   30162        0        0
MCGRAW HILL COS INC            COM              580645109     1213    43115 SH       OTHER                   43115        0        0
MERCK & CO INC NEW             COM              58933Y105      329     9407 SH       OTHER                    9407        0        0
MORGAN STANLEY                 COM NEW          617446448     2072    89281 SH       OTHER                   89281        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108       82    13586 SH       SOLE                    13586        0        0
NIKE INC                       CL B             654106103     1960    29011 SH       OTHER                   29011        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2281    42998 SH       OTHER                   42998        0        0
ORACLE CORP                    COM              68389X105     2274   105957 SH       OTHER                  105957        0        0
PARKER HANNIFIN CORP           COM              701094104      299     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2178    35735 SH       OTHER                   35735        0        0
PNC FINL SVCS GROUP INC        COM              693475105      753    13328 SH       OTHER                   13328        0        0
POTASH CORP SASK INC           COM              73755L107     1383    16035 SH       OTHER                   16035        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      354    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     3338   133781 SH       OTHER                  133781        0        0
PROCTER & GAMBLE CO            COM              742718109     2717    45296 SH       OTHER                   45296        0        0
QUALCOMM INC                   COM              747525103     2294    69856 SH       OTHER                   69856        0        0
SCHLUMBERGER LTD               COM              806857108     1978    35735 SH       OTHER                   35735        0        0
SELECTIVE INS GROUP INC        COM              816300107      412    27728 SH       SOLE                    27728        0        0
STATE STR CORP                 COM              857477103     1711    50589 SH       OTHER                   50589        0        0
STRYKER CORP                   COM              863667101     1173    23429 SH       OTHER                   23429        0        0
SYSCO CORP                     COM              871829107     2284    79950 SH       OTHER                   79950        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1764    33923 SH       OTHER                   33923        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2167    33382 SH       OTHER                   33382        0        0
UNIVEST CORP PA                COM              915271100    19509  1126368 SH       OTHER                 1126368        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1921    68574 SH       OTHER                   68574        0        0
WELLS FARGO & CO NEW           COM              949746101     2103    82131 SH       OTHER                   82131        0        0